Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and cash equivalents	$ 226,045	$ 192,683	$ 103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,716	5,429
Long-term investments - warrants held	1,536	3,637
Convertible note receivable	17,086	11,353
Long-term investments - common shares held	59,941	196,241	$ 309,757
Total financial assets	317,001	410,610
Trade receivables from sales of cobalt.	9,488
Financial liabilities
Accounts payable and accrued liabilities	13,935	13,023
Bank debt	0	195,000
Pension liability	2,685	1,670
Total financial liabilities	16,620	209,693
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	226,045	192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,716	5,429
Long-term investments - warrants held	1,536	3,637
Convertible note receivable	17,086	11,353
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	59,941	196,241
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan	816	813
Other accounts receivable	373	454
Trade receivables from sales of cobalt.	9,488	0
Financial liabilities
Accounts payable and accrued liabilities	13,935	13,023
Bank debt	0	195,000
Pension liability	$ 2,685	$ 1,670